(6) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consumers Concessionaires And Licensees Details Narrative
Consumers, concessionaires and licensees, balance at beginning	R$ (261,525)	R$ (159,194)	R$ (123,171)
Consumers, concessionaires and licensees, business combination		(70,636)
Consumers, concessionaires and licensees, allowance - reversal (recognition)	(263,668)	(258,377)	(170,131)
Consumers, concessionaires and licensees, recovery of revenue	110,008	82,393	44,338
Consumers, concessionaires and licensees, write-off of accrued receivables	148,309	144,289	89,770
Consumers, concessionaires and licensees, balance at end	(266,876)	(261,525)	(159,194)
Consumers, concessionaires and licensees, balance at end, current	(238,193)
Consumers, concessionaires and licensees, balance at end, noncurrent		(28,683)
Other receivables, balance at beginning	(27,992)	(14,441)	(15,285)
Other receivables, business combination		(16,187)
Other receivables, allowance - reversal (recognition)	(1,439)	(969)	(1,152)
Other receivables, recovery of revenue	0	605	67
Other receivables, write-off of accrued receivables	52	3,000	1,930
Other receivables, balance at end	(29,379)	(27,992)	(14,441)
Other receivables, balance at end, current	(29,379)
Other receivables, balance at end, noncurent		0
Balance at beginning	(289,517)	(173,634)	(138,456)
Business combination		(86,823)
Allowance - reversal (recognition)	(265,107)	(259,347)	(171,283)
Recovery of revenue	110,008	82,998	44,405
Write-off of accrued receivables	148,361	147,289	91,700
Balance at end	(296,255)	(289,517)	R$ (173,634)
Balance at end, current	R$ (267,572)
Balance at end, noncurrent		R$ (28,683)